Operating expenses - Summary of Selling, General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Purchases, fees and other expenses	€ (9,638)	€ (6,482)	€ (9,435)
Payroll costs (including share-based payments)	(9,379)	(7,789)	(9,205)
Depreciation, amortization and provision expenses	(417)	(340)	(270)
Total SG&A expenses	€ (19,434)	€ (14,611)	€ (18,909)